UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2012

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT                    JANUARY 31, 2012

Legacy Focused Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated July 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed markedly from the 12 months that preceded it. As the period covered by this report opened in August 2011, U.S. stock investors had just enjoyed a span—during the last five months of 2010 and the first seven months of 2011—in which the broad market climbed approximately 20%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded as financial and economic challenges emerged. High fuel prices, declining U.S. home values, stubbornly high U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of January 31, 2012, generally reflected a more risk-averse investor mindset—U.S. Treasury bonds with maturities of 10 years or longer returned 10% or more, compared with 2–3% returns for broad U.S. stock indices. But the reporting period returns also reflected some renewed optimism about U.S. economic growth prospects and European debt solutions as 2011 ended and 2012 began, when higher risk tolerances returned to the markets.

More market volatility appears likely in 2012, however, as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election sway investors. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board of directors of the fund was pleased at the announcement of a new strategic partner for the investment advisor to the American Century Investments funds. Canadian Imperial Bank of Commerce (CIBC), a leading Canadian financial institution, purchased the 41 percent economic interest in American Century Companies, the parent corporation of the advisor, previously held by JPMorgan Chase & Co. Based in Toronto, CIBC provides a full range of retail and wholesale banking services to almost 11 million clients through approximately 1,100 branches and offices in Canada, the U.S. and around the world. This transaction will benefit fund shareholders by bolstering the financial strength of the advisor and providing a strategic partner to help support its growth initiative to broaden non-U.S. distribution of its products and services.

The board also has been briefed throughout the year on the impact on fund performance of the European banking crisis, the U.S. deficit reduction debates, and the pace of economic growth. While the performance of all funds has been affected, the majority of American Century Investments funds overseen by the board are exceeding their benchmarks for the five- and ten-year periods ended December 31, 2011. This is commendable performance, particularly in these challenging market conditions.

We are completing another year of board oversight on your behalf. We appreciate any comments you would like to share with the board. Send them to me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACFOX	4.02%	7.56%	1.29%	2.98%	5/31/06
S&P 500 Index	—	2.71%	4.22%	0.33%	2.73%	—
Institutional Class	ACFSX	4.12%	7.75%	1.50%	3.20%	5/31/06
Advisor Class	ACFDX	3.88%	7.22%	1.02%	2.72%	5/31/06
R Class	ACFCX	3.73%	6.99%	0.78%	2.46%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.11%	0.91%	1.36%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

JANUARY 31, 2012
Top Ten Holdings	% of net assets
International Business Machines Corp.	4.3%
Chevron Corp.	4.1%
AU Optronics Corp. ADR	4.0%
Philip Morris International, Inc.	4.0%
AutoZone, Inc.	4.0%
Lockheed Martin Corp.	3.7%
Southern Copper Corp.	3.5%
Eli Lilly & Co.	3.5%
Walgreen Co.	3.5%
Becton Dickinson and Co.	3.4%

Top Five Industries	% of net assets
Pharmaceuticals	6.9%
Food and Staples Retailing	6.9%
Multi-Utilities	6.7%
Health Care Equipment and Supplies	6.0%
Oil, Gas and Consumable Fuels	5.9%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	72.4%
Foreign Common Stocks*	27.7%
Total Common Stocks	100.1%
Temporary Cash Investments	0.5%
Other Assets and Liabilities	(0.6)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period(1) 8/1/11 – 1/31/12	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,040.20	$5.69	1.11%
Institutional Class	$1,000	$1,041.20	$4.67	0.91%
Advisor Class	$1,000	$1,038.80	$6.97	1.36%
R Class	$1,000	$1,037.30	$8.24	1.61%
Hypothetical
Investor Class	$1,000	$1,019.56	$5.63	1.11%
Institutional Class	$1,000	$1,020.56	$4.62	0.91%
Advisor Class	$1,000	$1,018.30	$6.90	1.36%
R Class	$1,000	$1,017.04	$8.16	1.61%

(1)
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

JANUARY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 100.1%
AEROSPACE AND DEFENSE — 3.7%
Lockheed Martin Corp.	3,565	$ 293,471
COMMERCIAL SERVICES AND SUPPLIES — 3.3%
Pitney Bowes, Inc.	13,594	257,878
COMMUNICATIONS EQUIPMENT — 2.9%
Cisco Systems, Inc.	11,519	226,118
CONSTRUCTION MATERIALS — 2.2%
Cemex SAB de CV ADR(1)	25,914	176,474
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
KT Corp. ADR(1)	8,500	126,565
Telefonos de Mexico SAB de CV ADR(1)	14,635	227,574
		354,139
ELECTRIC UTILITIES — 1.5%
Enersis SA ADR	6,632	121,432
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 4.0%
AU Optronics Corp. ADR	60,528	318,983
ENERGY EQUIPMENT AND SERVICES — 2.3%
Nabors Industries Ltd.(1)	9,633	179,367
FOOD AND STAPLES RETAILING — 6.9%
Wal-Mart Stores, Inc.	4,377	268,573
Walgreen Co.	8,166	272,418
		540,991
HEALTH CARE EQUIPMENT AND SUPPLIES — 6.0%
Becton Dickinson and Co.	3,450	270,514
Medtronic, Inc.	5,159	198,983
		469,497
HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Cardinal Health, Inc.	6,232	268,163
HOTELS, RESTAURANTS AND LEISURE — 1.8%
McDonald’s Corp.	1,407	139,363
INSURANCE — 4.4%
Genworth Financial, Inc., Class A(1)	12,736	98,195
Travelers Cos., Inc. (The)	4,217	245,851
		344,046
IT SERVICES — 4.3%
International Business Machines Corp.	1,779	342,635
MEDIA — 3.3%
Pearson plc ADR	14,173	263,051
METALS AND MINING — 3.5%
Southern Copper Corp.	7,941	275,473
MULTI-UTILITIES — 6.7%
Sempra Energy	4,621	262,935
Xcel Energy, Inc.	9,930	264,138
		527,073
MULTILINE RETAIL — 3.4%
Target Corp.	5,297	269,141
OFFICE ELECTRONICS — 3.2%
Canon, Inc. ADR	5,938	254,443
OIL, GAS AND CONSUMABLE FUELS — 5.9%
Alliance Holdings GP LP	2,720	145,520
Chevron Corp.	3,124	322,022
		467,542
PHARMACEUTICALS — 6.9%
AstraZeneca plc ADR	5,576	268,485
Eli Lilly & Co.	6,922	275,080
		543,565
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.8%
American Capital Agency Corp.	8,520	249,806
General Growth Properties, Inc.	8,368	132,047
		381,853
SPECIALTY RETAIL — 4.0%
AutoZone, Inc.(1)	897	312,048
TOBACCO — 4.0%
Philip Morris International, Inc.	4,216	315,230
WIRELESS TELECOMMUNICATION SERVICES — 3.2%
NTT DoCoMo, Inc. ADR	14,011	249,116
TOTAL COMMON STOCKS (Cost $7,304,986)		7,891,092
Temporary Cash Investments — 0.5%
SSgA U.S. Government Money Market Fund (Cost $39,576)	39,576	39,576
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $7,344,562)		7,930,668
OTHER ASSETS AND LIABILITIES — (0.6)%		(45,179)
TOTAL NET ASSETS — 100.0%		$7,885,489

8

Geographic Diversification
(as a % of net assets)
United States	72.4%
United Kingdom	6.7%
Japan	6.4%
Mexico	5.1%
Taiwan (Republic of China)	4.1%
Bermuda	2.3%
South Korea	1.6%
Chile	1.5%
Cash and Equivalents*	(0.1)%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JANUARY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,344,562)	$7,930,668
Receivable for investments sold	973,105
Receivable for capital shares sold	647
Dividends receivable	3,272
8,907,692

Liabilities
Payable for investments purchased	1,001,310
Payable for capital shares redeemed	13,501
Accrued management fees	7,311
Distribution and service fees payable	81
1,022,203

Net Assets	$7,885,489

Net Assets Consist of:
Capital (par value and paid-in surplus)	$19,582,930
Undistributed net investment income	83,186
Accumulated net realized loss	(12,366,733)
Net unrealized appreciation	586,106
$7,885,489

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$7,498,694	684,829	$10.95
Institutional Class, $0.01 Par Value	$12,057	1,098	$10.98
Advisor Class, $0.01 Par Value	$359,744	33,032	$10.89
R Class, $0.01 Par Value	$14,994	1,384	$10.83

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,933)	$125,701

Expenses:
Management fees	41,793
Distribution and service fees:
Advisor Class	428
R Class	39
Directors’ fees and expenses	143
42,403

Net investment income (loss)	83,298

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	13,105
Foreign currency transactions	(153)
12,952

Change in net unrealized appreciation (depreciation) on investments	185,463

Net realized and unrealized gain (loss)	198,415

Net Increase (Decrease) in Net Assets Resulting from Operations	$281,713

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$83,298	$96,226
Net realized gain (loss)	12,952	1,896,740
Change in net unrealized appreciation (depreciation)	185,463	(339,899)
Net increase (decrease) in net assets resulting from operations	281,713	1,653,067

Distributions to Shareholders
From net investment income:
Investor Class	(83,390)	(135,139)
Institutional Class	(153)	(480)
Advisor Class	(3,106)	(873)
R Class	(94)	(155)
Decrease in net assets from distributions	(86,743)	(136,647)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(396,908)	(3,819,241)

Net increase (decrease) in net assets	(201,938)	(2,302,821)

Net Assets
Beginning of period	8,087,427	10,390,248
End of period	$7,885,489	$8,087,427

Undistributed net investment income	$83,186	$86,631

See Notes to Financial Statements.

12

Notes to Financial Statements

JANUARY 31, 2012 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Focused Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been

13

declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams

14

and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2012 was 1.10% for the Investor Class, Advisor Class and R Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2012 were $8,372,650 and $8,769,033, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	83,931	$865,171	122,346	$1,256,135
Issued in reinvestment of distributions	7,710	79,178	12,844	128,053
Redeemed	(123,826)	(1,275,370)	(541,337)	(5,522,983)
	(32,185)	(331,021)	(406,147)	(4,138,795)
Institutional Class
Sold	—	—	243	2,501
Issued in reinvestment of distributions	15	153	48	480
Redeemed	(1,976)	(18,527)	(967)	(9,731)
	(1,961)	(18,374)	(676)	(6,750)
Advisor Class
Sold	163	1,595	32,467	348,801
Issued in reinvestment of distributions	288	2,950	68	677
Redeemed	(5,094)	(49,012)	(2,289)	(22,367)
	(4,643)	(44,467)	30,246	327,111
R Class
Issued in reinvestment of distributions	9	94	16	155
Redeemed	(315)	(3,140)	(100)	(962)
	(306)	(3,046)	(84)	(807)
Net increase (decrease)	(39,095)	$(396,908)	(376,661)	$(3,819,241)

15

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,705,602	—	—
Foreign Common Stocks	2,185,490	—	—
Temporary Cash Investments	39,576	—	—
Total Value of Investment Securities	$7,930,668	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,344,614
Gross tax appreciation of investments	$639,223
Gross tax depreciation of investments	(53,169)
Net tax appreciation (depreciation) of investments	$586,054

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2011, the fund had accumulated capital losses of $(12,387,982), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,046,764) and $(4,341,218) expire in 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.65	0.11	0.31	0.42	(0.12)	—	—	(0.12)	$10.95	4.02%	1.11%(4)	2.20%(4)	110%	$7,499
2011	$9.15	0.11	1.53	1.64	(0.14)	—	—	(0.14)	$10.65	18.07%	1.11%	1.04%	271%	$7,638
2010	$8.31	0.11	0.73	0.84	—(5)	—	—	—(5)	$9.15	10.14%	1.11%	1.19%	242%	$10,272
2009	$12.03	0.06	(3.78)	(3.72)	—	—	—	—	$8.31	(30.92)%	1.11%	0.65%	305%	$13,594
2008	$12.51	0.02	0.15	0.17	(0.07)	(0.46)	(0.12)	(0.65)	$12.03	0.49%	1.11%	0.13%	188%	$35,334
2007	$10.11	0.12	2.34	2.46	(0.06)	—	—	(0.06)	$12.51	24.44%	1.10%	1.24%	255%	$8,614
Institutional Class
2012(3)	$10.69	0.12	0.31	0.43	(0.14)	—	—	(0.14)	$10.98	4.12%	0.91%(4)	2.40%(4)	110%	$12
2011	$9.18	0.13	1.54	1.67	(0.16)	—	—	(0.16)	$10.69	18.36%	0.91%	1.24%	271%	$33
2010	$8.34	0.13	0.73	0.86	(0.02)	—	—	(0.02)	$9.18	10.33%	0.91%	1.39%	242%	$34
2009	$12.04	0.06	(3.76)	(3.70)	—	—	—	—	$8.34	(30.73)%	0.91%	0.85%	305%	$32
2008	$12.53	0.06	0.13	0.19	(0.08)	(0.46)	(0.14)	(0.68)	$12.04	0.61%	0.91%	0.33%	188%	$3,751
2007	$10.11	0.18	2.31	2.49	(0.07)	—	—	(0.07)	$12.53	24.78%	0.90%	1.44%	255%	$3,561

18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2012(3)	$10.58	0.10	0.30	0.40	(0.09)	—	—	(0.09)	$10.89	3.88%	1.36%(4)	1.95%(4)	110%	$360
2011	$9.09	0.06	1.55	1.61	(0.12)	—	—	(0.12)	$10.58	17.78%	1.36%	0.79%	271%	$399
2010	$8.28	0.08	0.73	0.81	—	—	—	—	$9.09	9.78%	1.36%	0.94%	242%	$68
2009	$12.01	0.03	(3.76)	(3.73)	—	—	—	—	$8.28	(31.06)%	1.36%	0.40%	305%	$146
2008	$12.49	(0.01)	0.14	0.13	(0.05)	(0.46)	(0.10)	(0.61)	$12.01	0.24%	1.36%	(0.12)%	188%	$945
2007	$10.11	0.10	2.33	2.43	(0.05)	—	—	(0.05)	$12.49	24.07%	1.35%	0.99%	255%	$960
R Class
2012(3)	$10.51	0.09	0.30	0.39	(0.07)	—	—	(0.07)	$10.83	3.73%	1.61%(4)	1.70%(4)	110%	$15
2011	$9.03	0.05	1.52	1.57	(0.09)	—	—	(0.09)	$10.51	17.49%	1.61%	0.54%	271%	$18
2010	$8.24	0.06	0.73	0.79	—	—	—	—	$9.03	9.59%	1.61%	0.69%	242%	$16
2009	$11.99	—(5)	(3.75)	(3.75)	—	—	—	—	$8.24	(31.28)%	1.61%	0.15%	305%	$14
2008	$12.47	0.01	0.08	0.09	(0.04)	(0.46)	(0.07)	(0.57)	$11.99	(0.02)%	1.61%	(0.37)%	188%	$64
2007	$10.10	0.07	2.33	2.40	(0.03)	—	—	(0.03)	$12.47	23.82%	1.60%	0.74%	255%	$938

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended January 31, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74622   1203

SEMIANNUAL REPORT              JANUARY 31, 2012

Legacy Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	20

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated July 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed markedly from the 12 months that preceded it. As the period covered by this report opened in August 2011, U.S. stock investors had just enjoyed a span—during the last five months of 2010 and the first seven months of 2011—in which the broad market climbed approximately 20%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded as financial and economic challenges emerged. High fuel prices, declining U.S. home values, stubbornly high U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of January 31, 2012, generally reflected a more risk-averse investor mindset—U.S. Treasury bonds with maturities of 10 years or longer returned 10% or more, compared with 2–3% returns for broad U.S. stock indices. But the reporting period returns also reflected some renewed optimism about U.S. economic growth prospects and European debt solutions as 2011 ended and 2012 began, when higher risk tolerances returned to the markets.

More market volatility appears likely in 2012, however, as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election sway investors. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board of directors of the fund was pleased at the announcement of a new strategic partner for the investment advisor to the American Century Investments funds. Canadian Imperial Bank of Commerce (CIBC), a leading Canadian financial institution, purchased the 41 percent economic interest in American Century Companies, the parent corporation of the advisor, previously held by JPMorgan Chase & Co. Based in Toronto, CIBC provides a full range of retail and wholesale banking services to almost 11 million clients through approximately 1,100 branches and offices in Canada, the U.S. and around the world. This transaction will benefit fund shareholders by bolstering the financial strength of the advisor and providing a strategic partner to help support its growth initiative to broaden non-U.S. distribution of its products and services.

The board also has been briefed throughout the year on the impact on fund performance of the European banking crisis, the U.S. deficit reduction debates, and the pace of economic growth. While the performance of all funds has been affected, the majority of American Century Investments funds overseen by the board are exceeding their benchmarks for the five- and ten-year periods ended December 31, 2011. This is commendable performance, particularly in these challenging market conditions.

We are completing another year of board oversight on your behalf. We appreciate any comments you would like to share with the board. Send them to me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

3

Performance

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACGOX	3.79%	8.60%	1.41%	3.17%	5/31/06
Russell 1000 Growth Index	—	2.84%	6.07%	3.17%	4.95%	—
Institutional Class	ACGHX	3.90%	8.69%	1.61%	3.36%	5/31/06
Advisor Class	ACGDX	3.64%	8.35%	1.17%	2.91%	5/31/06
R Class	ACGEX	3.58%	8.10%	0.92%	2.65%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.12%	0.92%	1.37%	1.62%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

JANUARY 31, 2012
Top Ten Holdings	% of net assets
Cemex SAB de CV ADR	3.1%
International Business Machines Corp.	2.6%
Wal-Mart Stores, Inc.	2.4%
McKesson Corp.	2.3%
Chevron Corp.	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.2%
Lockheed Martin Corp.	2.2%
Microsoft Corp.	2.1%
Micron Technology, Inc.	2.1%
Becton Dickinson and Co.	2.1%

Top Five Industries	% of net assets
Food and Staples Retailing	8.1%
Oil, Gas and Consumable Fuels	7.8%
Software	7.5%
Semiconductors and Semiconductor Equipment	6.3%
IT Services	5.6%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	75.2%
Foreign Common Stocks*	24.4%
Total Common Stocks	99.6%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(0.4)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 – 1/31/12	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,037.90	$5.69	1.11%
Institutional Class	$1,000	$1,039.00	$4.66	0.91%
Advisor Class	$1,000	$1,036.40	$6.96	1.36%
R Class	$1,000	$1,035.80	$8.24	1.61%
Hypothetical
Investor Class	$1,000	$1,019.56	$5.63	1.11%
Institutional Class	$1,000	$1,020.56	$4.62	0.91%
Advisor Class	$1,000	$1,018.30	$6.90	1.36%
R Class	$1,000	$1,017.04	$8.16	1.61%
*
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

7

Schedule of Investments

JANUARY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.6%
AEROSPACE AND DEFENSE — 4.1%
Lockheed Martin Corp.	1,816	$ 149,492
Raytheon Co.	2,788	133,796
		283,288
BIOTECHNOLOGY — 2.0%
Alexion Pharmaceuticals, Inc.(1)	1,857	142,543
CHEMICALS — 2.0%
International Flavors & Fragrances, Inc.	2,547	142,148
COMMERCIAL SERVICES AND SUPPLIES — 2.0%
Republic Services, Inc.	4,652	136,211
CONSTRUCTION MATERIALS — 3.1%
Cemex SAB de CV ADR(1)	31,301	213,160
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.0%
Telefonos de Mexico SAB de CV ADR(1)	9,113	141,707
ELECTRIC UTILITIES — 2.8%
Brookfield Infrastructure Partners LP	4,478	130,623
Enersis SA ADR	3,516	64,378
		195,001
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
AU Optronics Corp. ADR	14,442	76,109
FOOD AND STAPLES RETAILING — 8.1%
Costco Wholesale Corp.	1,564	128,670
Kroger Co. (The)	5,565	132,224
Wal-Mart Stores, Inc.	2,667	163,647
Walgreen Co.	4,154	138,578
		563,119
FOOD PRODUCTS — 2.0%
General Mills, Inc.	3,498	139,325
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.9%
Becton Dickinson and Co.	1,846	144,745
Medtronic, Inc.	3,349	129,171
		273,916
HEALTH CARE PROVIDERS AND SERVICES — 4.8%
Cardinal Health, Inc.	3,269	140,665
Express Scripts, Inc.(1)	764	39,086
McKesson Corp.	1,923	157,148
		336,899
HOTELS, RESTAURANTS AND LEISURE — 1.0%
McDonald’s Corp.	711	70,425
HOUSEHOLD PRODUCTS — 1.9%
Kimberly-Clark Corp.	1,868	133,674
INSURANCE — 1.3%
Chubb Corp. (The)	1,360	91,678
INTERNET SOFTWARE AND SERVICES — 1.1%
MercadoLibre, Inc.	842	73,591
IT SERVICES — 5.6%
Accenture plc, Class A	2,485	142,490
International Business Machines Corp.	943	181,622
Paychex, Inc.	1,961	61,771
		385,883
MEDIA — 1.4%
Pearson plc ADR	5,131	95,231
METALS AND MINING — 2.0%
Southern Copper Corp.	3,931	136,366
MULTI-UTILITIES — 2.0%
Xcel Energy, Inc.	5,221	138,879
MULTILINE RETAIL — 4.0%
Kohl’s Corp.	2,886	132,727
Target Corp.	2,796	142,065
		274,792
OFFICE ELECTRONICS — 1.9%
Canon, Inc. ADR	3,123	133,821
OIL, GAS AND CONSUMABLE FUELS — 7.8%
Chevron Corp.	1,492	153,795
ConocoPhillips	2,094	142,832
Energy Transfer Equity LP	2,362	100,975
Williams Partners LP	2,268	141,501
		539,103
PHARMACEUTICALS — 5.0%
AstraZeneca plc ADR	2,927	140,935
Eli Lilly & Co.	3,369	133,884
GlaxoSmithKline plc ADR	1,594	70,997
		345,816
ROAD AND RAIL — 2.0%
Union Pacific Corp.	1,244	142,202
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 6.3%
Micron Technology, Inc.(1)	19,136	145,242
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	10,838	152,599
Texas Instruments, Inc.	4,416	142,990
		440,831
SOFTWARE — 7.5%
Activision Blizzard, Inc.	11,550	142,527
FactSet Research Systems, Inc.	1,525	134,688
Microsoft Corp.	4,927	145,494
Oracle Corp.	3,440	97,008
		519,717

8

Shares	Value
SPECIALTY RETAIL — 3.0%
AutoZone, Inc.(1)	407	$ 141,587
Best Buy Co., Inc.	2,916	69,838
		211,425
TOBACCO — 4.1%
Lorillard, Inc.	1,300	139,607
Philip Morris International, Inc.	1,926	144,007
		283,614
WIRELESS TELECOMMUNICATION SERVICES — 3.8%
China Mobile Ltd. ADR	2,488	127,087
NTT DoCoMo, Inc. ADR	6,348	112,868
Vodafone Group plc ADR	826	22,376
		262,331
TOTAL COMMON STOCKS (Cost $6,288,251)		6,922,805
Temporary Cash Investments — 0.8%
SSgA U.S. Government Money Market Fund (Cost $57,934)	57,934	57,934
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $6,346,185)		6,980,739
OTHER ASSETS AND LIABILITIES — (0.4)%		(28,797)
TOTAL NET ASSETS — 100.0%		$6,951,942

Geographic Diversification
(as a % of net assets)
United States	75.2%
Mexico	5.1%
United Kingdom	4.7%
Japan	3.5%
Taiwan (Republic of China)	3.3%
Ireland	2.1%
Bermuda	1.9%
Hong Kong	1.8%
Argentina	1.1%
Chile	0.9%
Cash and Equivalents*	0.4%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JANUARY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,346,185)	$6,980,739
Receivable for investments sold	535,138
Receivable for capital shares sold	1,283
Dividends receivable	5,415
7,522,575

Liabilities
Payable for investments purchased	548,376
Payable for capital shares redeemed	15,859
Accrued management fees	6,332
Distribution and service fees payable	66
570,633

Net Assets	$6,951,942

Net Assets Consist of:
Capital (par value and paid-in surplus)	$9,395,847
Undistributed net investment income	30,267
Accumulated net realized loss	(3,108,726)
Net unrealized appreciation	634,554
$6,951,942

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$6,612,389	604,882	$10.93
Institutional Class, $0.01 Par Value	$46,913	4,283	$10.95
Advisor Class, $0.01 Par Value	$264,876	24,307	$10.90
R Class, $0.01 Par Value	$27,764	2,555	$10.87

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,560)	$63,288

Expenses:
Management fees	32,474
Distribution and service fees:
Advisor Class	303
R Class	65
Directors’ fees and expenses	110
32,952

Net investment income (loss)	30,336

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	70,780
Foreign currency transactions	(71)
70,709

Change in net unrealized appreciation (depreciation) on investments	128,631

Net realized and unrealized gain (loss)	199,340

Net Increase (Decrease) in Net Assets Resulting from Operations	$229,676

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$30,336	$82,001
Net realized gain (loss)	70,709	1,641,256
Change in net unrealized appreciation (depreciation)	128,631	(334,143)
Net increase (decrease) in net assets resulting from operations	229,676	1,389,114

Distributions to Shareholders
From net investment income:
Investor Class	(46,116)	(54,847)
Institutional Class	(457)	(5,170)
Advisor Class	(1,424)	(2,369)
R Class	(88)	(2,170)
Decrease in net assets from distributions	(48,085)	(64,556)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	645,598	(2,255,712)

Net increase (decrease) in net assets	827,189	(931,154)

Net Assets
Beginning of period	6,124,753	7,055,907
End of period	$6,951,942	$6,124,753

Undistributed net investment income	$30,267	$48,016

See Notes to Financial Statements.

12

Notes to Financial Statements

JANUARY 31, 2012 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during

13

the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges

14

from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2012 was 1.10% for the Investor Class, Advisor Class and R Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2012 were $5,811,623 and $5,263,924, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	112,252	$1,173,521	74,738	$748,777
Issued in reinvestment of distributions	4,319	44,311	5,286	52,277
Redeemed	(52,229)	(526,894)	(209,029)	(2,034,204)
	64,342	690,938	(129,005)	(1,233,150)
Institutional Class
Issued in reinvestment of distributions	44	457	522	5,170
Redeemed	(1,773)	(16,557)	(39,823)	(433,436)
	(1,729)	(16,100)	(39,301)	(428,266)
Advisor Class
Sold	1,429	14,869	4,966	53,901
Issued in reinvestment of distributions	139	1,424	240	2,369
Redeemed	(4,862)	(45,853)	(14,448)	(146,078)
	(3,294)	(29,560)	(9,242)	(89,808)
R Class
Sold	24	244	228	2,377
Issued in reinvestment of distributions	9	88	220	2,170
Redeemed	(1)	(12)	(47,228)	(509,035)
	32	320	(46,780)	(504,488)
Net increase (decrease)	59,351	$645,598	(224,328)	$(2,255,712)

15

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$5,224,833	—	—
Foreign Common Stocks	1,697,972	—	—
Temporary Cash Investments	57,934	—	—
Total Value of Investment Securities	$6,980,739	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

16

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,346,185
Gross tax appreciation of investments	$704,706
Gross tax depreciation of investments	(70,152)
Net tax appreciation (depreciation) of investments	$634,554

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of July 31, 2011, the fund had accumulated capital losses of $(3,181,993), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,773,472) and $(1,408,521) expire in 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.62	0.05	0.35	0.40	(0.09)	—	—	(0.09)	$10.93	3.79%	1.11%(4)	1.04%(4)	88%	$6,612
2011	$8.81	0.12	1.78	1.90	(0.09)	—	—	(0.09)	$10.62	21.69%	1.11%	1.23%	194%	$5,742
2010	$8.30	0.08	0.51	0.59	(0.08)	—	—	(0.08)	$8.81	7.13%	1.11%	0.86%	163%	$5,901
2009	$11.60	0.07	(3.37)	(3.30)	—	—	—	—	$8.30	(28.45)%	1.10%	0.83%	283%	$7,714
2008	$11.90	0.01	0.41	0.42	(0.03)	(0.61)	(0.08)	(0.72)	$11.60	3.07%	1.11%	0.10%	175%	$13,487
2007	$10.15	0.08	1.73	1.81	(0.06)	—	—	(0.06)	$11.90	17.83%	1.10%	0.72%	246%	$5,887
Institutional Class
2012(3)	$10.65	0.06	0.35	0.41	(0.11)	—	—	(0.11)	$10.95	3.90%	0.91%(4)	1.24%(4)	88%	$47
2011	$8.84	0.13	1.79	1.92	(0.11)	—	—	(0.11)	$10.65	21.86%	0.91%	1.43%	194%	$64
2010	$8.32	0.09	0.53	0.62	(0.10)	—	—	(0.10)	$8.84	7.45%	0.91%	1.06%	163%	$401
2009	$11.61	0.08	(3.37)	(3.29)	—	—	—	—	$8.32	(28.34)%	0.90%	1.03%	283%	$699
2008	$11.92	0.04	0.40	0.44	(0.04)	(0.61)	(0.10)	(0.75)	$11.61	3.19%	0.91%	0.30%	175%	$947
2007	$10.15	0.10	1.74	1.84	(0.07)	—	—	(0.07)	$11.92	18.16%	0.90%	0.92%	246%	$899

18

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2012(3)	$10.58	0.04	0.34	0.38	(0.06)	—	—	(0.06)	$10.90	3.64%	1.36%(4)	0.79%(4)	88%	$265
2011	$8.78	0.10	1.77	1.87	(0.07)	—	—	(0.07)	$10.58	21.34%	1.36%	0.98%	194%	$292
2010	$8.26	0.05	0.53	0.58	(0.06)	—	—	(0.06)	$8.78	7.01%	1.36%	0.61%	163%	$323
2009	$11.58	0.04	(3.36)	(3.32)	—	—	—	—	$8.26	(28.67)%	1.35%	0.58%	283%	$278
2008	$11.88	(0.02)	0.41	0.39	(0.02)	(0.61)	(0.06)	(0.69)	$11.58	2.81%	1.36%	(0.15)%	175%	$1,304
2007	$10.14	0.05	1.73	1.78	(0.04)	—	—	(0.04)	$11.88	17.59%	1.35%	0.47%	246%	$895
R Class
2012(3)	$10.53	0.03	0.34	0.37	(0.03)	—	—	(0.03)	$10.87	3.58%	1.61%(4)	0.54%(4)	88%	$28
2011	$8.74	0.06	1.77	1.83	(0.04)	—	—	(0.04)	$10.53	21.02%	1.61%	0.73%	194%	$27
2010	$8.23	0.03	0.52	0.55	(0.04)	—	—	(0.04)	$8.74	6.64%	1.61%	0.36%	163%	$431
2009	$11.56	0.03	(3.36)	(3.33)	—	—	—	—	$8.23	(28.81)%	1.60%	0.33%	283%	$651
2008	$11.87	(0.05)	0.40	0.35	(0.02)	(0.61)	(0.03)	(0.66)	$11.56	2.47%	1.61%	(0.40)%	175%	$915
2007	$10.14	0.02	1.73	1.75	(0.02)	—	—	(0.02)	$11.87	17.33%	1.60%	0.22%	246%	$903

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended January 31, 2012 (unaudited).
(4)	Annualized.

See Notes to Financial Statements.

19

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

20

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74623   1203

SEMIANNUAL REPORT                    JANUARY 31, 2012

Legacy Multi Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2012. This report offers a macroeconomic and financial market overview of the period (below), followed by fund performance, a schedule of fund investments, and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our website, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the next annual report, dated July 31, 2012, will provide additional market perspective and commentary from our portfolio management team.

Macroeconomic and Financial Market Overview

This six-month reporting period differed markedly from the 12 months that preceded it. As the period covered by this report opened in August 2011, U.S. stock investors had just enjoyed a span—during the last five months of 2010 and the first seven months of 2011—in which the broad market climbed approximately 20%, boosted by growth and optimism related to monetary and fiscal intervention in 2010. Meanwhile, U.S. bond returns were generally lower and more mixed.

However, U.S. economic growth slowed considerably in 2011 from its 2010 levels, and optimism faded as financial and economic challenges emerged. High fuel prices, declining U.S. home values, stubbornly high U.S. unemployment rates, natural disasters, federal budget management concerns in the U.S., and a resurgence of the European sovereign debt crisis ebbed the economic tide and investors’ risk tolerance.

Six-month returns, as of January 31, 2012, generally reflected a more risk-averse investor mindset—U.S. Treasury bonds with maturities of 10 years or longer returned 10% or more, compared with 2–3% returns for broad U.S. stock indices. But the reporting period returns also reflected some renewed optimism about U.S. economic growth prospects and European debt solutions as 2011 ended and 2012 began, when higher risk tolerances returned to the markets.

More market volatility appears likely in 2012, however, as uncertainties regarding European debt, economic strength, government budget deficits, and the U.S. presidential election sway investors. We believe strongly in adhering to a disciplined, diversified, long-term investment approach during volatile periods, and we appreciate your continued trust in us during these unsettled times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

The board of directors of the fund was pleased at the announcement of a new strategic partner for the investment advisor to the American Century Investments funds. Canadian Imperial Bank of Commerce (CIBC), a leading Canadian financial institution, purchased the 41 percent economic interest in American Century Companies, the parent corporation of the advisor, previously held by JPMorgan Chase & Co. Based in Toronto, CIBC provides a full range of retail and wholesale banking services to almost 11 million clients through approximately 1,100 branches and offices in Canada, the U.S. and around the world. This transaction will benefit fund shareholders by bolstering the financial strength of the advisor and providing a strategic partner to help support its growth initiative to broaden non-U.S. distribution of its products and services.

The board also has been briefed throughout the year on the impact on fund performance of the European banking crisis, the U.S. deficit reduction debates, and the pace of economic growth. While the performance of all funds has been affected, the majority of American Century Investments funds overseen by the board are exceeding their benchmarks for the five- and ten-year periods ended December 31, 2011. This is commendable performance, particularly in these challenging market conditions.

We are completing another year of board oversight on your behalf. We appreciate any comments you would like to share with the board. Send them to me at dhpratt@fundboardchair.com. Thank you for your continued investment in American Century Investments funds.

Best regards,

Don Pratt

Performance

Total Returns as of January 31, 2012
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	5 years	Since Inception	Inception Date
Investor Class	ACMNX	3.39%	8.67%	0.79%	2.67%	5/31/06
Russell 3000 Index	—	2.12%	3.86%	0.60%	2.95%	—
Institutional Class	ACMHX	3.48%	8.83%	0.99%	2.88%	5/31/06
Advisor Class	ACMFX	3.35%	8.37%	0.52%	2.41%	5/31/06
R Class	ACMEX	3.21%	8.17%	0.24%	2.14%	5/31/06
(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.17%	0.97%	1.42%	1.67%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

JANUARY 31, 2012
Top Ten Holdings	% of net assets
Wal-Mart Stores, Inc.	2.1%
NuStar Energy LP	1.6%
Cemex SAB de CV ADR	1.5%
Fidelity National Financial, Inc. Class A	1.2%
Booz Allen Hamilton Holding Corp.	1.2%
PS Business Parks, Inc.	1.2%
Cedar Fair LP	1.2%
AU Optronics Corp. ADR	1.1%
Rayonier, Inc.	1.1%
CPFL Energia SA ADR	1.1%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	11.8%
Insurance	7.4%
Food and Staples Retailing	6.7%
Hotels, Restaurants and Leisure	4.9%
IT Services	4.1%

Types of Investments in Portfolio	% of net assets
Domestic Common Stocks	82.1%
Foreign Common Stocks*	17.2%
Total Common Stocks	99.3%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.2)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2011 to January 31, 2012.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/11	Ending Account Value 1/31/12	Expenses Paid During Period* 8/1/11 – 1/31/12	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,033.90	$5.93	1.16%
Institutional Class	$1,000	$1,034.80	$4.91	0.96%
Advisor Class	$1,000	$1,033.50	$7.21	1.41%
R Class	$1,000	$1,032.10	$8.48	1.66%
Hypothetical
Investor Class	$1,000	$1,019.31	$5.89	1.16%
Institutional Class	$1,000	$1,020.31	$4.88	0.96%
Advisor Class	$1,000	$1,018.05	$7.15	1.41%
R Class	$1,000	$1,016.79	$8.42	1.66%
*
Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

Schedule of Investments

JANUARY 31, 2012 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
AEROSPACE AND DEFENSE — 2.4%
General Dynamics Corp.	796	$ 55,051
L-3 Communications Holdings, Inc.	1,057	74,772
Lockheed Martin Corp.	1,190	97,961
		227,784
AIR FREIGHT AND LOGISTICS — 1.7%
CH Robinson Worldwide, Inc.	1,399	96,307
Hub Group, Inc., Class A(1)	2,000	68,460
		164,767
BEVERAGES — 2.0%
Coca-Cola Enterprises, Inc.	3,548	95,051
Dr Pepper Snapple Group, Inc.	2,485	96,468
		191,519
CHEMICALS — 1.0%
International Flavors & Fragrances, Inc.	1,728	96,440
COMMERCIAL SERVICES AND SUPPLIES — 2.4%
Pitney Bowes, Inc.	4,557	86,446
Portfolio Recovery Associates, Inc.(1)	696	45,205
Republic Services, Inc.	3,380	98,967
		230,618
COMMUNICATIONS EQUIPMENT — 2.2%
Cisco Systems, Inc.	5,011	98,366
Harris Corp.	2,608	106,928
		205,294
CONSTRUCTION MATERIALS — 1.5%
Cemex SAB de CV ADR(1)	21,392	145,679
CONTAINERS AND PACKAGING — 1.0%
Packaging Corp. of America	3,558	100,122
DIVERSIFIED CONSUMER SERVICES — 1.7%
H&R Block, Inc.	3,490	57,096
Strayer Education, Inc.	978	106,407
		163,503
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
Consolidated Communications Holdings, Inc.	3,949	74,992
IDT Corp., Class B	3,168	27,878
KT Corp. ADR(1)	5,621	83,697
Telefonos de Mexico SAB de CV ADR(1)	3,407	52,979
TELUS Corp.	1,683	90,242
Windstream Corp.	1,890	22,812
		352,600
ELECTRIC UTILITIES — 1.1%
CPFL Energia SA ADR	3,629	107,600
ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
AU Optronics Corp. ADR	20,424	107,634
ENERGY EQUIPMENT AND SERVICES — 1.0%
Nabors Industries Ltd.(1)	4,900	91,238
FOOD AND STAPLES RETAILING — 6.7%
Costco Wholesale Corp.	1,257	103,413
CVS Caremark Corp.	793	33,108
Kroger Co. (The)	4,100	97,416
Safeway, Inc.	4,720	103,745
Wal-Mart Stores, Inc.	3,256	199,788
Walgreen Co.	2,863	95,510
		632,980
FOOD PRODUCTS — 1.7%
ConAgra Foods, Inc.	2,554	68,115
General Mills, Inc.	2,299	91,569
		159,684
GAS UTILITIES — 2.2%
Amerigas Partners LP	1,088	45,913
Ferrellgas Partners LP	4,369	74,317
UGI Corp.	3,182	85,628
		205,858
HEALTH CARE EQUIPMENT AND SUPPLIES — 3.2%
Baxter International, Inc.	1,860	103,193
Becton Dickinson and Co.	1,266	99,267
Medtronic, Inc.	2,554	98,508
		300,968
HEALTH CARE PROVIDERS AND SERVICES — 3.4%
AmerisourceBergen Corp.	2,461	95,905
Cardinal Health, Inc.	2,248	96,731
Chemed Corp.	707	39,691
McKesson Corp.	1,162	94,959
		327,286
HEALTH CARE TECHNOLOGY — 1.1%
Computer Programs & Systems, Inc.	1,846	105,683
HOTELS, RESTAURANTS AND LEISURE — 4.9%
Cedar Fair LP	4,256	110,231
Cheesecake Factory, Inc. (The)(1)	3,436	101,637
Darden Restaurants, Inc.	1,806	82,841
Home Inns & Hotels Management, Inc. ADR(1)	1,815	53,524
McDonald’s Corp.	723	71,613
MGM Resorts International(1)	3,295	43,000
		462,846
HOUSEHOLD PRODUCTS — 1.0%
Kimberly-Clark Corp.	1,318	94,316

Shares	Value
INSURANCE — 7.4%
Everest Re Group Ltd.	993	$ 84,802
Fidelity National Financial, Inc. Class A	6,214	113,033
Genworth Financial, Inc., Class A(1)	12,626	97,347
Maiden Holdings Ltd.	9,780	91,150
Marsh & McLennan Cos., Inc.	1,760	55,598
PartnerRe Ltd.	1,013	66,270
Progressive Corp. (The)	4,780	96,938
RLI Corp.	1,333	95,070
		700,208
IT SERVICES — 4.1%
Booz Allen Hamilton Holding Corp.(1)	6,315	111,144
DST Systems, Inc.	1,707	83,319
ManTech International Corp., Class A	2,843	99,931
Paychex, Inc.	3,061	96,422
		390,816
LEISURE EQUIPMENT AND PRODUCTS — 0.9%
Hasbro, Inc.	2,400	83,784
LIFE SCIENCES TOOLS AND SERVICES — 0.7%
Charles River Laboratories International, Inc.(1)	2,049	69,195
MACHINERY — 1.1%
Toro Co. (The)	1,601	101,487
MEDIA — 3.3%
Arbitron, Inc.	1,593	56,886
Cablevision Systems Corp., Class A	6,614	96,233
Pearson plc ADR	3,871	71,846
Washington Post Co. (The), Class B	238	90,133
		315,098
MULTI-UTILITIES — 1.7%
MDU Resources Group, Inc.	1,186	25,357
TECO Energy, Inc.	5,168	93,282
Xcel Energy, Inc.	1,666	44,316
		162,955
MULTILINE RETAIL — 1.7%
Kohl’s Corp.	1,344	61,811
Target Corp.	1,884	95,726
		157,537
OFFICE ELECTRONICS — 1.0%
Canon, Inc. ADR	2,121	90,885
OIL, GAS AND CONSUMABLE FUELS — 11.8%
Alliance Holdings GP LP	1,373	73,456
Alpha Natural Resources, Inc.(1)	3,566	71,748
BP Prudhoe Bay Royalty Trust	838	96,370
Chevron Corp.	914	94,215
Energy Transfer Equity LP	2,501	106,918
Enerplus Corp.	3,115	74,199
Genesis Energy LP	3,524	99,060
NuStar Energy LP	2,615	153,736
Permian Basin Royalty Trust	4,602	92,730
Plains All American Pipeline LP	1,206	94,068
San Juan Basin Royalty Trust	3,436	66,658
Targa Resources Partners LP	2,441	95,858
		1,119,016
PERSONAL PRODUCTS — 0.6%
USANA Health Sciences, Inc.(1)	1,771	61,595
PHARMACEUTICALS — 3.2%
Abbott Laboratories	1,797	97,307
AstraZeneca plc ADR	2,039	98,178
Eli Lilly & Co.	2,647	105,192
		300,677
REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.0%
American Capital Agency Corp.	1,463	42,895
Piedmont Office Realty Trust, Inc., Class A	5,329	98,693
PS Business Parks, Inc.	1,777	110,423
Rayonier, Inc.	2,353	107,603
Senior Housing Properties Trust	828	18,779
		378,393
SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
First Solar, Inc.(1)	1,857	78,514
Micron Technology, Inc.(1)	12,600	95,634
STMicroelectronics NV	11,304	75,511
		249,659
SOFTWARE — 3.7%
Activision Blizzard, Inc.	7,835	96,684
FactSet Research Systems, Inc.	1,046	92,383
Giant Interactive Group, Inc. ADR	12,603	53,563
Microsoft Corp.	3,539	104,506
		347,136
SPECIALTY RETAIL — 0.9%
Best Buy Co., Inc.	3,527	84,472
TOBACCO — 1.1%
Philip Morris International, Inc.	1,349	100,865
WIRELESS TELECOMMUNICATION SERVICES — 2.5%
China Mobile Ltd. ADR	1,902	97,154
NTT DoCoMo, Inc. ADR	5,263	93,576
United States Cellular Corp.(1)	980	44,953
		235,683
TOTAL COMMON STOCKS (Cost $9,095,581)		9,423,880

Shares	Value
Temporary Cash Investments — 0.9%
SSgA U.S. Government Money Market Fund (Cost $86,104)	86,104	$ 86,104
TOTAL INVESTMENT SECURITIES — 100.2%(Cost $9,181,685)		9,509,984
OTHER ASSETS AND LIABILITIES — (0.2)%		(22,237)
TOTAL NET ASSETS — 100.0%		$9,487,747

Geographic Diversification
(as a % of net assets)
United States	82.1%
Bermuda	3.6%
Mexico	2.1%
Japan	1.9%
United Kingdom	1.9%
Canada	1.7%
People’s Republic of China	1.1%
Taiwan (Republic of China)	1.1%
Brazil	1.1%
Hong Kong	1.0%
South Korea	0.9%
Switzerland	0.8%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2012 (UNAUDITED)
Assets
Investment securities, at value (cost of $9,181,685)	$9,509,984
Receivable for investments sold	204,694
Receivable for capital shares sold	15,647
Dividends receivable	15,283
9,745,608

Liabilities
Payable for investments purchased	237,995
Payable for capital shares redeemed	10,697
Accrued management fees	9,081
Distribution and service fees payable	88
257,861

Net Assets	$9,487,747

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,100,819
Undistributed net investment income	93,138
Accumulated net realized loss	(9,034,509)
Net unrealized appreciation	328,299
$9,487,747

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$9,125,636	818,983	$11.14
Institutional Class, $0.01 Par Value	$17,495	1,561	$11.21
Advisor Class, $0.01 Par Value	$308,373	27,917	$11.05
R Class, $0.01 Par Value	$36,243	3,310	$10.95

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $943)	$143,920

Expenses:
Management fees	49,904
Distribution and service fees:
Advisor Class	442
R Class	169
Directors’ fees and expenses	164
50,679

Net investment income (loss)	93,241

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(6,766)
Foreign currency transactions	(68)
(6,834)

Change in net unrealized appreciation (depreciation) on investments	250,115

Net realized and unrealized gain (loss)	243,281

Net Increase (Decrease) in Net Assets Resulting from Operations	$336,522

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2012 (UNAUDITED) AND YEAR ENDED JULY 31, 2011
Increase (Decrease) in Net Assets	January 31, 2012	July 31, 2011
Operations
Net investment income (loss)	$93,241	$97,015
Net realized gain (loss)	(6,834)	2,722,609
Change in net unrealized appreciation (depreciation)	250,115	(1,001,623)
Net increase (decrease) in net assets resulting from operations	336,522	1,818,001

Distributions to Shareholders
From net investment income:
Investor Class	(98,025)	—
Institutional Class	(218)	—
Advisor Class	(3,197)	—
R Class	(483)	—
Decrease in net assets from distributions	(101,923)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	714,611	(1,046,956)

Net increase (decrease) in net assets	949,210	771,045

Net Assets
Beginning of period	8,538,537	7,767,492
End of period	$9,487,747	$8,538,537

Undistributed net investment income	$93,138	$101,820

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2012 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Legacy Multi Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in small-, medium- and large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2008. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with American Century Investment Management, Inc. (ACIM) (the investment advisor), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2012 was 1.15% for the Investor Class, Advisor Class and R Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2012 are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc., the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2012 were $8,245,034 and $7,737,018, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2012		Year ended July 31, 2011
	Shares	Amount	Shares	Amount
Investor Class
Sold	191,223	$2,009,514	225,951	$2,343,620
Issued in reinvestment of distributions	8,928	92,588	—	—
Redeemed	(118,987)	(1,248,100)	(321,297)	(3,297,168)
	81,164	854,002	(95,346)	(953,548)
Institutional Class
Sold	—	—	379	4,001
Issued in reinvestment of distributions	21	218	—	—
Redeemed	(1,469)	(14,073)	—	—
	(1,448)	(13,855)	379	4,001
Advisor Class
Sold	4,709	48,546	12,306	123,176
Issued in reinvestment of distributions	311	3,197	—	—
Redeemed	(13,492)	(140,733)	(22,666)	(223,162)
	(8,472)	(88,990)	(10,360)	(99,986)
R Class
Sold	779	7,953	1,223	11,963
Issued in reinvestment of distributions	47	483	—	—
Redeemed	(4,253)	(44,982)	(950)	(9,386)
	(3,427)	(36,546)	273	2,577
Net increase (decrease)	67,817	$714,611	(105,054)	$(1,046,956)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$7,794,153	—	—
Foreign Common Stocks	1,629,727	—	—
Temporary Cash Investments	86,104	—	—
Total Value of Investment Securities	$9,509,984	—	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2012, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$9,183,220
Gross tax appreciation of investments	$ 671,905
Gross tax depreciation of investments	(345,141)
Net tax appreciation (depreciation) of investments	$ 326,764

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2011, the fund had accumulated capital losses of $(9,047,301), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(8,347,940) and $(699,361) expire in 2017 and 2018, respectively. The Regulated Investment Company Modernization Act of 2010 allows the fund to carry forward capital losses incurred in future taxable years for an unlimited period. Any losses incurred during future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012(3)	$10.90	0.11	0.25	0.36	(0.12)	—	(0.12)	$11.14	3.39%	1.16%(4)	2.16%(4)	88%	$9,126
2011	$8.74	0.12	2.04	2.16	—	—	—	$10.90	24.71%	1.17%	1.14%	246%	$8,041
2010	$7.79	0.02	1.05	1.07	(0.12)	—	(0.12)	$8.74	13.75%	1.16%	0.22%	235%	$7,283
2009	$11.72	0.11	(4.04)	(3.93)	—	—	—	$7.79	(33.53)%	1.15%	1.42%	267%	$22,726
2008	$12.60	(0.02)	(0.69)	(0.71)	—	(0.17)	(0.17)	$11.72	(5.78)%	1.16%	(0.17)%	173%	$35,392
2007	$9.94	(0.02)	2.72	2.70	(0.04)	—	(0.04)	$12.60	27.21%	1.15%	(0.16)%	230%	$36,240
Institutional Class
2012(3)	$10.98	0.14	0.23	0.37	(0.14)	—	(0.14)	$11.21	3.48%	0.96%(4)	2.36%(4)	88%	$17
2011	$8.79	0.14	2.05	2.19	—	—	—	$10.98	24.91%	0.97%	1.34%	246%	$33
2010	$7.83	0.04	1.06	1.10	(0.14)	—	(0.14)	$8.79	14.04%	0.96%	0.42%	235%	$23
2009	$11.76	0.12	(4.05)	(3.93)	—	—	—	$7.83	(33.42)%	0.95%	1.62%	267%	$28
2008	$12.61	(0.01)	(0.67)	(0.68)	—	(0.17)	(0.17)	$11.76	(5.53)%	0.96%	0.03%	173%	$27
2007	$9.94	0.02	2.70	2.72	(0.05)	—	(0.05)	$12.61	27.45%	0.95%	0.04%	230%	$633

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
	Net Asset Value, Beginning of Period	Income From Investment Operations:			Distributions From:				Total Return(2)	Ratio to Average Net Assets of:
		Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period		Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Advisor Class
2012(3)	$10.79	0.11	0.24	0.35	(0.09)	—	(0.09)	$11.05	3.35%	1.41%(4)	1.91%(4)	88%	$308
2011	$8.68	0.09	2.02	2.11	—	—	—	$10.79	24.31%	1.42%	0.89%	246%	$393
2010	$7.73	—(5)	1.05	1.05	(0.10)	—	(0.10)	$8.68	13.57%	1.41%	(0.03)%	235%	$406
2009	$11.67	0.07	(4.01)	(3.94)	—	—	—	$7.73	(33.76)%	1.40%	1.17%	267%	$1,081
2008	$12.58	(0.05)	(0.69)	(0.74)	—	(0.17)	(0.17)	$11.67	(6.03)%	1.41%	(0.42)%	173%	$751
2007	$9.94	(0.03)	2.69	2.66	(0.02)	—	(0.02)	$12.58	26.83%	1.40%	(0.41)%	230%	$853
R Class
2012(3)	$10.68	0.09	0.25	0.34	(0.07)	—	(0.07)	$10.95	3.21%	1.66%(4)	1.66%(4)	88%	$36
2011	$8.61	0.07	2.00	2.07	—	—	—	$10.68	24.04%	1.67%	0.64%	246%	$72
2010	$7.67	(0.03)	1.05	1.02	(0.08)	—	(0.08)	$8.61	13.25%	1.66%	(0.28)%	235%	$56
2009	$11.61	0.07	(4.01)	(3.94)	—	—	—	$7.67	(33.94)%	1.65%	0.92%	267%	$41
2008	$12.56	(0.08)	(0.70)	(0.78)	—	(0.17)	(0.17)	$11.61	(6.36)%	1.66%	(0.67)%	173%	$65
2007	$9.93	(0.06)	2.70	2.64	(0.01)	—	(0.01)	$12.56	26.58%	1.65%	(0.66)%	230%	$641

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)	Six months ended January 31, 2012 (unaudited).
(4)	Annualized.
(5)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-74624   1203

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 30, 2012

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 30, 2012